Employee benefits - Employee benefits - Components - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Post-employment benefits	€ 1,005	€ 998	€ 936
Other long-term benefits	2,313	2,616	2,693
Provision for employment termination benefits	4	7	1
Other employee-related payables and payroll taxes due	1,710	1,631	1,668
Provision for social risks and litigations	90	43	58
Total employee benefits	5,122	5,295	5,356
French part-time for seniors plans [member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Other long-term benefits	€ 1,644	€ 1,956	€ 2,056